REVENUE - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Net revenue	$ 131,582	$ 109,338
Net product sales
Disaggregation of Revenue [Line Items]
Net revenue	129,181	106,987
UNITED STATES | Net product sales
Disaggregation of Revenue [Line Items]
Net revenue	$ 90,000	$ 71,200
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer One
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	22.00%	26.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer Two
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	20.00%	22.00%
Revenue from Contract with Customer Benchmark | Geographic Concentration Risk | UNITED STATES
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	10.00%	10.00%